Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other receivables
Summary of trade and other receivables

	December 31,	December 31,
	2020	2019
	£ 000	£ 000
Trade receivables	—	41
Government grants receivable	1,989	—
Prepayments	733	334
Other receivables	810	1,095
	3,532	1,470